Financial Risk Management - Summary of Credit Risk Rating for Trade and Other Receivables at Geographical Regions (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Trade and Other Receivables	$ 363,374	$ 240,446
A
Disclosure of detailed information about financial instruments [line items]
Trade and Other Receivables	42,618	18,880
AA
Disclosure of detailed information about financial instruments [line items]
Trade and Other Receivables	392
AAA
Disclosure of detailed information about financial instruments [line items]
Trade and Other Receivables	7,319	2,213
B
Disclosure of detailed information about financial instruments [line items]
Trade and Other Receivables	24,345	11,043
BB
Disclosure of detailed information about financial instruments [line items]
Trade and Other Receivables	172,833	137,286
BBB
Disclosure of detailed information about financial instruments [line items]
Trade and Other Receivables	89,047	29,161
C
Disclosure of detailed information about financial instruments [line items]
Trade and Other Receivables	279
CC
Disclosure of detailed information about financial instruments [line items]
Trade and Other Receivables	11,251
CCC
Disclosure of detailed information about financial instruments [line items]
Trade and Other Receivables	$ 15,290	$ 41,863